CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2024 ₪ / shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 ₪ / shares	Dec. 31, 2023 USD ($) shares
CONSOLIDATED BALANCE SHEETS
Allowance for credit losses (in dollars) | $		$ 647		$ 505
Ordinary shares, par value (in NIS per share) | ₪ / shares	₪ 0.01		₪ 0.01
Ordinary shares, shares authorized		200,000,000		100,000,000
Ordinary shares, shares issued		65,170,217		64,611,583
Ordinary shares, shares outstanding		29,679,755		30,506,753
Treasury stock, shares		35,490,462		34,104,830